Document And Entity Information	Sep. 15, 2021
Document And Entity Information [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Due to a clerical error, the Form 8-K filed on September 16, 2021 (the “Original Filing”) announcing the results of the votes of the stockholders of SigmaTron International, Inc. (the “Company”) at the Company’s Annual Meeting of Stockholders on September 15, 2021, reflected that the stockholders voted to approve to transact such other business as may properly come before the Annual Meeting or any adjournment thereof; however, the stockholders voted not to approve to transact such other business. This Amendment corrects that statement in the final paragraph of Item 5.07 below to reflect that the stockholders voted not to approve to transact such other business as may properly come before the Annual Meeting or any adjournment thereof.
Document Period End Date	Sep. 15, 2021
Entity Registrant Name	SIGMATRON INTERNATIONAL, INC.
Entity Incorporation State Country Code	DE
Entity File Number	0-23248
Entity Tax Identification Number	36-3918470
Entity Address Address Line 1	2201 Landmeier Road
Entity Address City Or Town	Elk Grove Village
Entity Address State Or Province	IL
Entity Address Postal Zip Code	60007
City Area Code	847
Local Phone Number	956-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Title of 12b Security	Common Stock $0.01 par value per share
Trading Symbol	SGMA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000915358